Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net income	$ 5,348	$ 781	$ 847	$ 635	$ 2,970
Adjustments to reconcile net income to net cash (used in) provided by - operating activities
Provision for bad debts		37		133	87
Depreciation and amortization	348	4,279	496	1,062	825
Gain on PPP loan forgiveness		(2,237)
Deferred income taxes	(370)	740
Share-based compensation	818	3,117
Forfeited franchise deposits		(67)		(693)	(825)
Change in fair value of warrant liability	5,597	(7,673)
Gain on extinguishment of debt	(791)
Gain on sale of franchise/corporate-owned store					(184)
Gain on change in value of warrant liability	(5,597)	(7,673)
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	(339)	121	128	6	(128)
Inventory	(8)	5	77	(10)	(127)
Other assets	(552)	(56)	102	121	(191)
Accounts payable - trade and other	(275)	928	481	751	(380)
Other liabilities	(57)	44		422	260
Accrued expenses		899	(56)
Deferred revenue		98	67
Deferred rent		238	248
Accrued expenses and gift card liability	284			218	(155)
Deferred franchise fees	253			51	376
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(938)	1,254	2,389	2,696	2,528
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES
Purchase of property and equipment	(265)	(3,793)	(1,206)	(3,244)	(2,437)
Trademark cost		(26)
Advances to related companies	(74)	(20)	(5,807)	(7,863)	(10,601)
Repayments from related companies			4,276	11,205	11,575
Purchase of store			(650)
Deposit on sale			907	907
Purchase of restaurant from franchisee				(385)
Proceeds from deposit on potential sale of franchise/corporate owned store					938
Acquisition of net assets, net of cash acquired	(27,210)
NET CASH FLOWS FROM (USED IN) PROVIDED BY INVESTING ACTIVITIES	(27,549)	(3,839)	(2,480)	620	(525)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Payments on revolving line of credit		(3,012)		(2,290)
Payments on notes payable		(29)		(39)	(86)
Note payable proceeds			3,238	2,406
Members' distributions			(65)	(6,007)	(4,663)
Proceeds on revolving line of credit				2,987	2,317
Members' contributions					594
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES		(3,041)	3,173	(2,943)	(1,838)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(28,487)	(5,626)	3,082	373	165
CASH AND CASH EQUIVALENTS, beginning of period	2,790	40,383	2,417	2,417	2,252
CASH AND CASH EQUIVALENTS, beginning of period	68,870
CASH AND CASH EQUIVALENTS, end of period	$ 40,383	$ 34,757	$ 5,499	$ 2,790	$ 2,417